Related party transactions (Details) - EUR (€)		12 Months Ended
	Sep. 05, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenue from related party		€ 284,571,000	€ 331,421,000	€ 367,581,000
Accounts receivable, related party		€ 31,139,000	€ 39,655,000
Revenue | Customer Concentration Risk | Expedia
Related Party Transaction [Line Items]
Concentration risk, percentage		34.00%	36.00%	36.00%
Uncommitted Credit Facility
Related Party Transaction [Line Items]
Uncommitted credit facility principle amount		€ 50,000,000.0
Uncommitted Credit Facility | LIBOR
Related Party Transaction [Line Items]
Debt basis spread on variable rate		1.00%
Bank of America Merrill Lynch International Ltd. | Uncommitted Credit Facility | LIBOR
Related Party Transaction [Line Items]
Debt basis spread on variable rate	100.00%
Myhotelshop N.V.
Related Party Transaction [Line Items]
Revenue from related party		€ 2,800,000	€ 2,300,000
Principal owner | Expedia
Related Party Transaction [Line Items]
Revenue from related party		281,800,000	331,400,000
Other operating expenses from related party		800,000	800,000	€ 500,000
Accounts receivable, related party		€ 30,900,000	39,700,000
Principal owner | Expedia | Minimum
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms		3 days
Principal owner | Expedia | Maximum
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms		7 days
Principal owner | Data Hosting Services Agreement | Expedia
Related Party Transaction [Line Items]
Termination notice period		30 days
Expenses to related party		€ 45,000	59,000	68,000
Principal owner | Services and Support Agreement | Expedia
Related Party Transaction [Line Items]
Termination notice period		90 days
Expenses to related party		€ 800,000	€ 700,000	€ 400,000